TRADE AND OTHER RECEIVABLES - Disclosure of trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	R 93.9	R 273.3
Other receivables	52.4	52.2
Capital prepayments	188.3	159.1
Total trade and other receivables	329.6	479.0
Current interest receivable	7.6	2.1
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Allowance for impairment	(5.0)	(5.6)	R (0.9)
FWGR RTSF construction
Disclosure of detailed information about property, plant and equipment [line items]
Capital prepayments	R 53.0
Solar power and RTSF
Disclosure of detailed information about property, plant and equipment [line items]
Capital prepayments		R 123.5